GOING CONCERN (Details Narrative) - CAD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Significant operating losses	$ 25,505	$ 68,295	$ 18,883	$ 208,993	$ 48,820	$ 125,036
Deficit	28,648,535			28,623,030	28,414,037
Working capital deficiency	$ 715,464			$ 697,369	$ 719,054